Davis New York Venture Fund
October 31, 2024
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.07%)
COMMUNICATION SERVICES – (13.00%)
Media & Entertainment – (13.00%)
Alphabet Inc., Class A	1,139,340	$194,952,467
ASAC II L.P. *(a)(b)(c)	4,156,451	3,939,069
IAC Inc. *	1,157,750	55,514,113
Liberty TripAdvisor Holdings, Inc., Series A *	134,636	55,415
Meta Platforms, Inc., Class A	1,069,367	606,951,322
Total Communication Services		861,412,386
CONSUMER DISCRETIONARY – (12.01%)
Consumer Discretionary Distribution & Retail – (7.26%)
Amazon.com, Inc. *	1,524,290	284,127,656
Coupang, Inc., Class A (South Korea) *	2,659,587	68,590,749
Naspers Ltd. - N (South Africa)	62,809	14,844,746
Prosus N.V., Class N (Netherlands)	2,698,256	113,783,712
		481,346,863
Consumer Services – (4.75%)
MGM Resorts International *	7,108,640	262,095,557
Trip.com Group Ltd., ADR (China) *	815,400	52,511,760
		314,607,317
Total Consumer Discretionary		795,954,180
CONSUMER STAPLES – (1.60%)
Food, Beverage & Tobacco – (1.60%)
Darling Ingredients Inc. *	1,015,039	39,698,175
Tyson Foods, Inc., Class A	1,132,396	66,347,082
Total Consumer Staples		106,045,257
ENERGY – (3.17%)
ConocoPhillips	598,160	65,522,446
Tourmaline Oil Corp. (Canada)	3,129,030	144,254,272
Total Energy		209,776,718
FINANCIALS – (38.43%)
Banks – (13.73%)
Danske Bank A/S (Denmark)	7,208,267	213,141,529
DBS Group Holdings Ltd. (Singapore)	3,252,874	94,316,413
JPMorgan Chase & Co.	269,294	59,761,724
U.S. Bancorp	5,101,780	246,466,992
Wells Fargo & Co.	4,563,452	296,259,304
		909,945,962
Financial Services – (18.25%)
Capital Markets – (2.72%)
Bank of New York Mellon Corp.	1,123,464	84,664,247
Julius Baer Group Ltd. (Switzerland)	1,562,940	95,294,898
		179,959,145
Consumer Finance – (7.58%)
Capital One Financial Corp.	3,087,503	502,614,613
Financial Services – (7.95%)
Berkshire Hathaway Inc., Class A *	778	526,674,491
		1,209,248,249
Insurance – (6.45%)
Life & Health Insurance – (3.30%)
AIA Group Ltd. (Hong Kong)	9,068,390	71,570,623
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	147,133,039
		218,703,662
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.15%)
Chubb Ltd.	389,920	$110,129,005
Markel Group Inc. *	64,022	98,722,564
		208,851,569
		427,555,231
Total Financials		2,546,749,442
HEALTH CARE – (13.09%)
Health Care Equipment & Services – (9.53%)
Cigna Group	434,059	136,646,114
CVS Health Corp.	1,159,200	65,448,432
Humana Inc.	821,870	211,902,742
Quest Diagnostics Inc.	662,930	102,641,452
Solventum Corp. *	1,586,440	115,143,815
		631,782,555
Pharmaceuticals, Biotechnology & Life Sciences – (3.56%)
Viatris Inc.	20,344,401	235,995,052
Total Health Care		867,777,607
INDUSTRIALS – (4.60%)
Capital Goods – (2.79%)
AGCO Corp.	679,516	67,842,877
Orascom Construction PLC (United Arab Emirates)	1,446,001	8,797,213
Owens Corning	614,831	108,695,973
		185,336,063
Transportation – (1.81%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	119,803,800
Total Industrials		305,139,863
INFORMATION TECHNOLOGY – (10.11%)
Semiconductors & Semiconductor Equipment – (8.67%)
Applied Materials, Inc.	1,505,540	273,375,953
Intel Corp.	4,072,080	87,631,162
Texas Instruments Inc.	1,049,880	213,293,621
		574,300,736
Technology Hardware & Equipment – (1.44%)
Samsung Electronics Co., Ltd. (South Korea)	2,249,290	95,507,070
Total Information Technology		669,807,806
MATERIALS – (3.06%)
OCI N.V. (Netherlands)	1,873,824	22,813,973
Teck Resources Ltd., Class B (Canada)	3,867,642	179,806,677
Total Materials		202,620,650
TOTAL COMMON STOCK – (Identified cost $3,991,470,624)		6,565,283,909

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
October 31, 2024 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.55%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.85%, 11/01/24 (d)	$15,906,000	$15,906,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.85%, 11/01/24 (e)	20,810,000	20,810,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $36,716,000)		36,716,000
Total Investments – (99.62%) – (Identified cost $4,028,186,624)		6,601,999,909
Other Assets Less Liabilities – (0.38%)		25,019,912
Net Assets – (100.00%)		$6,627,019,821

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $3,939,069 or 0.06% of the Fund's net assets as of October 31, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 10/31/24, repurchase value of $15,908,143 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.00%, 11/01/33-10/20/54, total fair value $16,224,120).
(e)
Dated 10/31/24, repurchase value of $20,812,804 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value
$21,226,200).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
October 31, 2024 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$857,473,317	$–	$3,939,069	$861,412,386
Consumer Discretionary	667,325,722	128,628,458	–	795,954,180
Consumer Staples	106,045,257	–	–	106,045,257
Energy	209,776,718	–	–	209,776,718
Financials	1,925,292,940	621,456,502	–	2,546,749,442
Health Care	867,777,607	–	–	867,777,607
Industrials	296,342,650	8,797,213	–	305,139,863
Information Technology	574,300,736	95,507,070	–	669,807,806
Materials	179,806,677	22,813,973	–	202,620,650
Short-Term Investments	–	36,716,000	–	36,716,000
Total Investments	$5,684,141,624	$913,919,216	$3,939,069	$6,601,999,909

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2024 was $137,579. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at October 31, 2024
Investments in Securities:
Common Stock	$3,801,490	$–	$–	$137,579	$–	$–	$–	$3,939,069
Total Level 3	$3,801,490	$–	$–	$137,579	$–	$–	$–	$3,939,069

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at October 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$3,939,069	Income Approach / Discounted Cash Flow	Annualized Yield	4.740%	Decrease
Total Level 3	$3,939,069
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At October 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,054,245,344

Unrealized appreciation	3,060,600,076
Unrealized depreciation	(512,845,511)
Net unrealized appreciation	$2,547,754,565